INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS, NET
Total	¥ 2,850,377		¥ 2,933,298
Less: accumulated amortization	(1,452,824)		(1,023,964)
Less: accumulated impairment	(256,280)		(266,683)
Net book value	1,141,273	$ 179,091	1,642,651
Software
INTANGIBLE ASSETS, NET
Total	119,328		159,879
Trademarks and domain names
INTANGIBLE ASSETS, NET
Total	144,262		139,521
Customer relationships
INTANGIBLE ASSETS, NET
Total	4,080		6,820
Non-competition agreements
INTANGIBLE ASSETS, NET
Total	1,300		2,950
Advertising resources
INTANGIBLE ASSETS, NET
Total	2,231,495		2,283,715
License
INTANGIBLE ASSETS, NET
Total	¥ 349,912		¥ 340,413